Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Current tax expense:
U.S. federal	$ 37	[1]	$ 85	$ 67
U.S. state and local	1	[1]	13	11
International	62		73	88
Total current tax expense	100		171	166
Deferred tax (benefit) expense:
U.S. federal	(187)		(20)	(4)
U.S. state and local	(14)		(3)	(2)
International	3		1	(8)
Total deferred tax benefit	(198)		(22)	(14)
Total (benefit from) provision for income taxes	$ (98)		$ 149	$ 152

[1]	Recorded pursuant to the tax matters agreement.